UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: December 31, 2005 Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Cabot-Wellington, LLC
Address:  70 Federal Street, 7th Floor
          Boston, MA 02110

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   R. Angus West
Title:  Chief Investment Officer
Phone:  (617) 451-1744

Signature, Place and Date of Signing:

 /s/ R. Angus West                 Boston, MA                February 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       87

Form 13F Information Table Value Total:  285,595


List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A

                                          FORM 13F INFORMATION TABLE
       COLUMN 1        COLUMN 2  COLUMN 3  COLUMN 4            COLUMN 5         COLUMN 6   COLUMN 7               COLUMN 8
                       TITLE OF             VALUE    SHARES OR    SH/    PUT/  INVESTMENT    OTHER            VOTING AUTHORITY
NAME OF ISSUER           CLASS    CUSIP    (X$1000)   PRN AMT     PRN    CALL  DISCRETION  MANAGERS    SOLE        SHARED       NONE
Cabot Corporation         COM   127055101   91,855   2,565,772    SH              SOLE       NONE    2,565,772
Cabot Oil & Gas Corp      COM   127097103   26,891    596,261     SH              SOLE       NONE    596,261
Citigroup Inc             COM   172967101   9,561     197,012     SH              SOLE       NONE    197,012
Teva Pharmaceuticals (A   COM   881624209   9,465     220,070     SH              SOLE       NONE    220,070
American Intl Group       COM   026874107   8,060     118,134     SH              SOLE       NONE    118,134
Medtronic Inc             COM   585055106   6,383     110,875     SH              SOLE       NONE    110,875
Fording Cdn Coal Tr       COM   345425102   6,186     178,950     SH              SOLE       NONE    178,950
Cabot Microelectronics    COM   12709P103   5,809     198,313     SH              SOLE       NONE    198,313
Alliance Capital Mgt. L   COM   01855A101   5,790     102,500     SH              SOLE       NONE    102,500
Headwaters                COM   42210P102   5,396     152,270     SH              SOLE       NONE    152,270
Comcast Corp Cl A         COM   20030N101   4,606     177,710     SH              SOLE       NONE    177,710
Johnson & Johnson         COM   478160104   4,563     75,930      SH              SOLE       NONE     75,930
General Electric Co       COM   369604103   4,409     125,793     SH              SOLE       NONE    125,793
Affiliated Computer Ser   COM   008190100   4,314     72,900      SH              SOLE       NONE     72,900
Washington Mutual, Inc.   COM   939322103   4,237     97,400      SH              SOLE       NONE     97,400
Magellan Midstream Part   COM   559080106   4,119     127,800     SH              SOLE       NONE    127,800
Proctor & Gamble Co       COM   742718109   3,926     67,827      SH              SOLE       NONE     67,827
Enterprise Products Par   COM   293792107   3,856     160,600     SH              SOLE       NONE    160,600
Redwood Trust             COM   758075402   3,542     85,850      SH              SOLE       NONE     85,850
C.H. Robinson Worldwide   COM   12541W209   3,473     93,800      SH              SOLE       NONE     93,800
Exxon Mobil Corp          COM   30231G102   3,468     61,738      SH              SOLE       NONE     61,738
Pfizer Inc                COM   717081103   3,464     148,556     SH              SOLE       NONE    148,556
Amgen Inc                 COM   031162100   3,264     41,390      SH              SOLE       NONE     41,390
First Data Corp           COM   319963104   3,030     70,442      SH              SOLE       NONE     70,442
Symbol Technologies       COM   871508107   2,870     223,900     SH              SOLE       NONE    223,900
BP Amoco plc              COM   055622104   2,694     41,944      SH              SOLE       NONE     41,944
Wells Fargo & Co          COM   949746101   2,293     36,500      SH              SOLE       NONE     36,500
Intel Corp                COM   458140100   2,004     80,306      SH              SOLE       NONE     80,306
ConocoPhillips            COM   20825C104   1,975     33,942      SH              SOLE       NONE     33,942
ChevronTexaco Corp        COM   166764100   1,782     31,395      SH              SOLE       NONE     31,395
Intl Business Machines    COM   459200101   1,732     21,069      SH              SOLE       NONE     21,069
Lowe's Companies          COM   548661107   1,712     25,685      SH              SOLE       NONE     25,685
3M Company                COM   88579Y101   1,702     21,960      SH              SOLE       NONE     21,960
Pepsico Inc               COM   713448108   1,656     28,028      SH              SOLE       NONE     28,028
United Technologies       COM   913017109   1,599     28,600      SH              SOLE       NONE     28,600
Genentech, Inc.           COM   368710406   1,508     16,300      SH              SOLE       NONE     16,300
Home Depot Inc            COM   437076102   1,419     35,055      SH              SOLE       NONE     35,055
Merck & Co Inc            COM   589331107   1,367     42,971      SH              SOLE       NONE     42,971
Cisco Systems             COM   17275R102   1,361     79,500      SH              SOLE       NONE     79,500
Encana                    COM   292505104   1,332     29,500      SH              SOLE       NONE     29,500
Sealed Air                COM   81211K100   1,298     23,100      SH              SOLE       NONE     23,100
Wachovia Corp.            COM   929903102   1,214     22,972      SH              SOLE       NONE     22,972
Target Corp               COM   87612E106   1,209     22,000      SH              SOLE       NONE     22,000
Dell Computer Corp        COM   247025109   1,198     40,000      SH              SOLE       NONE     40,000
Hewlett Packard Co        COM   428236103   1,160     40,514      SH              SOLE       NONE     40,514
Bankamerica Corp          COM   060505104   1,160     25,126      SH              SOLE       NONE     25,126
Abbott Laboratories       COM   002824100   1,151     29,180      SH              SOLE       NONE     29,180
GlaxoSmithKline ADR       COM   37733W105   1,075     21,290      SH              SOLE       NONE     21,290
Duke Realty               COM   264411505   1,032     30,900      SH              SOLE       NONE     30,900
Liberty Media A           COM   530718105    897      114,000     SH              SOLE       NONE    114,000
Talisman Energy           COM   87425E103    873      16,500      SH              SOLE       NONE     16,500
Fannie Mae                COM   313586109    861      17,650      SH              SOLE       NONE     17,650
Molex Inc Cl A            COM   608554200    750      30,516      SH              SOLE       NONE     30,516
Sysco Corp                COM   871829107    717      23,100      SH              SOLE       NONE     23,100
Hartford Finl Svcs Grou   COM   416515104    687       8,000      SH              SOLE       NONE     8,000
Vodafone Group Plc        COM   92857W100    636      29,600      SH              SOLE       NONE     29,600
North Fork Bancorp        COM   659424105    629      23,000      SH              SOLE       NONE     23,000
Sepracor Inc              COM   817315104    583      11,300      SH              SOLE       NONE     11,300
i Share Trust Nasdaq Bi   COM   464287556    548       7,100      SH              SOLE       NONE     7,100
Baker Hughes              COM    57224107    523       8,600      SH              SOLE       NONE     8,600
Occidental Petroleum      COM   674599105    511       6,400      SH              SOLE       NONE     6,400
Costco Wholesale          COM   22160K105    445       9,000      SH              SOLE       NONE     9,000
Check Free Corp.          COM   162813109    436       9,500      SH              SOLE       NONE     9,500
Microsoft Corp            COM   594918104    431      16,500      SH              SOLE       NONE     16,500
NiSource Inc              COM   65473P105    417      20,000      SH              SOLE       NONE     20,000
Illinois Tool Works       COM   452308109    414       4,700      SH              SOLE       NONE     4,700
Ingersoll-Rand            COM   G4776G101    404      10,000      SH              SOLE       NONE     10,000
Walmart Stores Inc        COM   931142103    400       8,544      SH              SOLE       NONE     8,544
Walgreen Co               COM   931422109    389       8,800      SH              SOLE       NONE     8,800
State Street Corp         COM   857477103    333       6,000      SH              SOLE       NONE     6,000
E M C Corp                COM   268648102    327      24,000      SH              SOLE       NONE     24,000
K-Sea Transport Partner   COM   48268Y101    323       9,250      SH              SOLE       NONE     9,250
Northern Border Partner   COM   664785102    311       7,400      SH              SOLE       NONE     7,400
Textron Inc               COM   883203101    308       4,000      SH              SOLE       NONE     4,000
Texas Instruments Inc     COM   882508104    308       9,600      SH              SOLE       NONE     9,600
News Corporation  Ltd A   COM   652487802    287      18,430      SH              SOLE       NONE     18,430
JP Morgan Chase &Co.      COM   46625H100    286       7,200      SH              SOLE       NONE     7,200
American Tower Corp.      COM   029912201    271      10,000      SH              SOLE       NONE     10,000
Royal Dutch Shell Class   COM   780259206    271       4,400      SH              SOLE       NONE     4,400
Boston Scientific         COM   101137107    269      11,000      SH              SOLE       NONE     11,000
Berkshire Hathaway Cl B   COM   084670207    264        90        SH              SOLE       NONE       90
Coca Cola                 COM   191216100    257       6,378      SH              SOLE       NONE     6,378
Nokia Corp ADR            COM   654902204    242      13,250      SH              SOLE       NONE     13,250
Schlumberger Ltd          COM   806857108    238       2,450      SH              SOLE       NONE     2,450
Air Products & Chemical   COM   009158106    207       3,500      SH              SOLE       NONE     3,500
Fedex Corp                COM   31428X106    207       2,000      SH              SOLE       NONE     2,000
Xerox Corp                COM   984121103    162      11,035      SH              SOLE       NONE     11,035